Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Entity Location [Line Items]
Borrowings	$ 6,178		$ 6,676
Equity	24,200		22,887	$ 22,206
Previously stated
Entity Location [Line Items]
Equity				28,073
Subordinated debt
Entity Location [Line Items]
Borrowings	6,178	$ 6,676
Total capital	42,364	40,628
Subordinated debt | Previously stated
Entity Location [Line Items]
Borrowings			6,676
Total capital			36,253
Innovative capital instruments
Entity Location [Line Items]
Borrowings	200	200
Innovative capital instruments | Previously stated
Entity Location [Line Items]
Borrowings			200
Shares
Entity Location [Line Items]
Equity	21,343	20,290
Shares | Previously stated
Entity Location [Line Items]
Equity			25,211
Participating account
Entity Location [Line Items]
Equity	457	268	268
Participating account | Previously stated
Entity Location [Line Items]
Equity			1,837	1,700
Non-controlling interests
Entity Location [Line Items]
Equity	161	90	90	$ 59
Contractual Service Margin	11,786	10,865
Non-controlling interests | Previously stated
Entity Location [Line Items]
Equity			90
Preferred shares | Shares
Entity Location [Line Items]
Equity	$ 2,239	$ 2,239	2,239
Preferred shares | Shares | Previously stated
Entity Location [Line Items]
Equity			$ 2,239